Share-Based Payments - Narrative (Details) - USD ($)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance	5,174,159
Forfeiture period for share-based payments	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	35,002
Closing market price (in dollars per share)	$ 114.08
Share-based compensation expense	$ 15,400,000	$ 22,000,000	$ 34,600,000
Related income tax benefit	$ (4,600,000)	(7,200,000)	(10,200,000)
Weighted-average period of recognition	3 years 4 months 24 days
Equity instruments other than options vested in period weighted average grant date fair value total value	$ 17,100,000	24,600,000	18,700,000
Fair value of equity awards other than stock options vesting	$ 20,700,000	$ 32,700,000	$ 24,400,000
Restricted stock, vesting period (in Years)	1 year
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period gross	0	0	370,000
Forfeiture period for share-based payments			10 years
Aggregate intrinsic value - outstanding	$ 1,600,000
Aggregate intrinsic value - exercisable	$ 500,000
Average remaining contractual term - outstanding	7 years
Average remaining contractual term - exercisable	7 years
Weighted average fair value of stock options granted			$ 18.67
Intrinsic value of options exercised	$ 600,000	$ 0	$ 100,000
Share-based compensation expense	400,000	(1,000,000)	8,100,000
Related income tax benefit	(100,000)	400,000	(3,000,000)
Unrecognized compensation expense	0
Cash received from option exercises	$ 3,900,000	$ 0	$ 100,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	1 year
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	3 years
Restricted Shares And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, vesting period (in Years)	4 years